Schedule of Change in Fair Value of Earn out Liability (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Fair Value Disclosures [Abstract]
Balance as of January 1, 2023
Impact of the Merger (initial valuation)	(5,844)
Change in fair value recognized in earnings	4,065
Balance as of December 31, 2023	$ (1,779)